Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,472	$ 2,016
Less accumulated depreciation and amortization	(1,497)	(967)
Property and equipment, net	1,975	1,049
Research equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,711	1,620
Computer and software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	200	97
Office equipment and furniture [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	527	255
Leasehold improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 34	$ 44